Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 3,730,818	$ 2,438,320	$ 2,309,263	$ 2,309,263
Acquired property plant and equipment	2,470,166	11,767,523
Cash from disposal	502,465	509,916
Plant, property and equipment cost	697,288	529,738
Accumulated depreciation	295,999	224,839
Net disposal income	101,177	194,526
Disposition of Property Plant Equipment	101,177	194,526		$ 795,783
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property		205,018
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cash from disposal	$ 401,289	$ 304,898